UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

MAY 31, 2007

Legg Mason Partners

Mid Cap Core Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Mid Cap Core Fund

Semi-Annual Report  •  May 31, 2007

What’s

Inside

Fund Objective

The Fund seeks long-term growth of capital.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended May 31, 2007. U.S. gross domestic product (“GDP”)i expanded 2.5% in the fourth quarter of 2006. Based on the preliminary estimate from the U.S. Commerce Department, GDP growth was a tepid 0.6% in the first quarter of 2007. This was the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. In addition, corporate spending was mixed during the reporting period.

After increasing the federal funds rateii to 5.25% in June 2006—the 17th consecutive rate hike—the Federal Reserve Board (“Fed”)iii held rates steady at its last seven meetings. In its statement accompanying the May 2007 meeting, the Fed stated, “Economic growth slowed in the first part of this year and the adjustment in the housing sector is ongoing. Nevertheless, the economy seems likely to expand at a moderate pace over coming quarters. Core inflation remains somewhat elevated. Although inflation pressures seem likely to moderate over time, the high level of resource utilization has the potential to sustain those pressures.”

Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks rallied at the end of 2006 and began the new year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. The repercussions of this decline were widespread, as the stock markets around the world also declined. After a modest

Legg Mason Partners Mid Cap Core Fund         I

increase in March 2007, U.S. stock prices rallied in April and May, due to surprisingly strong first quarter corporate profits. All told, the S&P 500 Index returned 10.29% during the six months ended May 31, 2007.

Looking at the U.S. stock market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, with the Russell MidCapv, Russell 1000vi, and Russell 2000vii Indexes returning 12.43%, 10.67%, and 8.40%, respectively, for the six months ended May 31, 2007. From an investment style perspective, value stocks outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 10.84% and 10.10%, respectively.

Performance Review

For the six months ended May 31, 2007, Class A shares of Legg Mason Partners Mid Cap Core Fund, excluding sales charges, returned 14.72%. These shares outperformed the Fund’s unmanaged benchmark, the S&P MidCap 400 Indexx, which returned 13.92% for the same period. The Lipper Mid-Cap Core Funds Category Average1 increased 13.52% over the same time frame.

Performance Snapshot as of May 31, 2007 (excluding sales charges) (unaudited)
Six Months

Mid Cap Core Fund — Class A Shares	14.72%

S&P MidCap 400 Index	13.92%

Lipper Mid-Cap Core Funds Category Average[1]	13.52%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Excluding sales charges, Class 1 shares returned 14.82%, Class B shares returned 14.21%, Class C shares returned 14.31% and Class I shares returned 14.93% over the six months ended May 31, 2007. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Total Annual Operating Expenses (unaudited)
As of the Fund’s most current prospectus dated April 16, 2007, the gross total operating expenses for Class 1, Class A, Class B, Class C and Class I shares were 1.03%, 1.23%, 2.01%, 1.95% and 0.78%, respectively.

[1]

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended May 31, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 337 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Mid Cap Core Fund

Special Shareholder Notices

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•

Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.

•

New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.

•

Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

Additionally, effective as of the close of business on July 27, 2007, Class 1 shares of the Fund are closed to all new purchases and incoming exchanges. Investors owning Class 1 shares of the Fund on that date are permitted to

Legg Mason Partners Mid Cap Core Fund         III

continue to maintain their current Class 1 shares, but are no longer permitted to add to their Class 1 share positions (excluding reinvestment of dividends and distributions). Affected shareholders were sent a communication notifying them of this change.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 11, 2007

IV         Legg Mason Partners Mid Cap Core Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Mid-cap stocks may be more volatile than large-cap stocks. Additionally, the Fund’s performance may be influenced by political, social and economic factors affecting investments in companies in foreign countries. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]

The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii

The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.

Legg Mason Partners Mid Cap Core Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2006 and held for the six months ended May 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class 1	14.82%	$1,000.00	$1,148.20	1.00%	$5.36

Class A	14.72	1,000.00	1,147.20	1.22	6.53

Class B	14.21	1,000.00	1,142.10	2.06	11.00

Class C	14.31	1,000.00	1,143.10	1.98	10.58

Class I	14.93	1,000.00	1,149.30	0.78	4.18

(1)	For the six months ended May 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class 1	5.00%	$1,000.00	$1,019.95	1.00%	$5.04

Class A	5.00	1,000.00	1,018.85	1.22	6.14

Class B	5.00	1,000.00	1,014.66	2.06	10.35

Class C	5.00	1,000.00	1,015.06	1.98	9.95

Class I	5.00	1,000.00	1,021.04	0.78	3.93

(1)	For the six months ended May 31, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         3

Schedule of Investments (May 31, 2007) (unaudited)

LEGG MASON PARTNERS MID CAP CORE FUND

Shares	Security	Value

COMMON STOCKS — 97.8%
CONSUMER DISCRETIONARY — 12.4%
Auto Components — 1.3%
170,860	BorgWarner Inc.	$14,379,578

Diversified Consumer Services — 0.2%
176,900	ServiceMaster Co.	2,738,412

Household Durables — 5.3%
203,920	Black & Decker Corp.	19,256,165
200,030	Mohawk Industries Inc.*	20,415,062
647,800	Toll Brothers Inc.*	18,999,974

	Total Household Durables	58,671,201

Media — 2.1%
135,400	R.H. Donnelley Corp.*	10,553,076
720,500	Warner Music Group Corp.	12,111,605

	Total Media	22,664,681

Specialty Retail — 3.5%
465,600	Bed Bath & Beyond Inc.*	18,931,296
283,200	Sherwin-Williams Co.	19,155,648

	Total Specialty Retail	38,086,944

	TOTAL CONSUMER DISCRETIONARY	136,540,816

CONSUMER STAPLES — 1.0%
Food & Staples Retailing — 1.0%
422,579	Casey’s General Stores Inc.	11,413,859

ENERGY — 9.2%
Energy Equipment & Services — 7.7%
253,800	Diamond Offshore Drilling Inc.	23,951,106
1,347,100	Input/Output Inc.*	21,594,013
497,002	Nabors Industries Ltd.*	17,365,250
413,934	Weatherford International Ltd.*	22,493,173

	Total Energy Equipment & Services	85,403,542

Oil, Gas & Consumable Fuels — 1.5%
341,918	Newfield Exploration Co.*	16,425,741

	TOTAL ENERGY	101,829,283

FINANCIALS — 15.8%
Capital Markets — 1.6%
117,125	Bear Stearns Cos. Inc.	17,564,065

Commercial Banks — 3.0%
475,800	Commerce Bancorp Inc.	16,424,616
680,000	Umpqua Holdings Corp.	16,972,800

	Total Commercial Banks	33,397,416

See Notes to Financial Statements.

4         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Schedule of Investments (May 31, 2007) (unaudited) (continued)

Shares	Security	Value

Consumer Finance — 1.0%
414,550	Nelnet Inc., Class A Shares	$10,558,588

Insurance — 5.6%
367,162	Allied World Assurance Holdings Ltd.	18,600,427
79,058	Ambac Financial Group Inc.	7,084,387
345,800	Cincinnati Financial Corp.	15,706,236
269,973	PartnerRe Ltd.	20,733,927

	Total Insurance	62,124,977

Thrifts & Mortgage Finance — 4.6%
1,514,665	Hudson City Bancorp Inc.	19,978,431
190,500	MGIC Investment Corp.	12,382,500
382,420	PMI Group Inc.	18,906,845

	Total Thrifts & Mortgage Finance	51,267,776

	TOTAL FINANCIALS	174,912,822

HEALTH CARE — 14.0%
Biotechnology — 4.4%
548,400	ImClone Systems Inc.*	22,659,888
333,200	MedImmune Inc.*	19,285,616
229,800	Vertex Pharmaceuticals Inc.*	6,861,828

	Total Biotechnology	48,807,332

Health Care Providers & Services — 6.7%
204,800	Coventry Health Care Inc.*	12,220,416
220,300	Health Net Inc.*	12,574,724
470,700	LCA-Vision Inc.	21,299,175
483,300	Pediatrix Medical Group Inc.*	27,847,746

	Total Health Care Providers & Services	73,942,061

Pharmaceuticals — 2.9%
865,400	Elan Corp. PLC, ADR*	17,065,688
675,700	MGI Pharma Inc.*	14,446,466

	Total Pharmaceuticals	31,512,154

	TOTAL HEALTH CARE	154,261,547

INDUSTRIALS — 16.4%
Aerospace & Defense — 4.5%
254,100	Armor Holdings Inc.*	21,834,813
287,059	L-3 Communications Holdings Inc.	27,345,240

	Total Aerospace & Defense	49,180,053

Commercial Services & Supplies — 2.6%
683,080	R.R. Donnelley & Sons Co.	29,249,486

Electrical Equipment — 3.0%
438,400	Regal-Beloit Corp.	21,310,624
196,400	Thomas & Betts Corp.*	11,395,128

	Total Electrical Equipment	32,705,752

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         5

Schedule of Investments (May 31, 2007) (unaudited) (continued)

Shares	Security	Value

Machinery — 6.3%
513,300	AGCO Corp.*	$22,215,624
244,900	Eaton Corp.	22,956,926
239,200	Parker Hannifin Corp.	24,245,312

	Total Machinery	69,417,862

	TOTAL INDUSTRIALS	180,553,153

INFORMATION TECHNOLOGY — 19.3%
Communications Equipment — 4.0%
1,210,100	Comverse Technology Inc.*	27,735,492
1,497,600	Tellabs Inc.*	16,398,720

	Total Communications Equipment	44,134,212

Computers & Peripherals — 4.6%
215,500	Lexmark International Inc., Class A Shares*	11,190,915
1,085,900	Palm Inc.*	17,689,311
1,152,200	Western Digital Corp.*	21,672,882

	Total Computers & Peripherals	50,553,108

Electronic Equipment & Instruments — 1.1%
148,303	CDW Corp.	12,626,518

IT Services — 1.7%
351,985	Fidelity National Information Services Inc.	18,979,031

Semiconductors & Semiconductor Equipment — 4.2%
439,900	Lam Research Corp.*	23,605,034
2,602,152	LSI Logic Corp.*	22,586,679

	Total Semiconductors & Semiconductor Equipment	46,191,713

Software — 3.7%
536,000	Business Objects SA, ADR*	22,034,960
815,900	Check Point Software Technologies Ltd.*	19,059,424

	Total Software	41,094,384

	TOTAL INFORMATION TECHNOLOGY	213,578,966

MATERIALS — 3.9%
Chemicals — 1.9%
357,400	Cytec Industries Inc.	21,247,430

Metals & Mining — 2.0%
624,496	Compass Minerals International Inc.	21,326,539

	TOTAL MATERIALS	42,573,969

UTILITIES — 5.8%
Electric Utilities — 2.8%
235,500	Integrys Energy Group Inc.	13,164,450
585,000	Pepco Holdings Inc.	17,468,100

	Total Electric Utilities	30,632,550

See Notes to Financial Statements.

6         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Schedule of Investments (May 31, 2007) (unaudited) (continued)

Shares	Security	Value

Multi-Utilities — 3.0%
319,500	SCANA Corp.	$13,543,605
316,400	Sempra Energy	19,401,648

	Total Multi-Utilities	32,945,253

	TOTAL UTILITIES	63,577,803

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $873,879,472)	1,079,242,218

Face Amount
SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$2,170,000	Interest in $409,348,000 joint tri-party repurchase agreement dated 5/31/07 with Greenwich Capital Markets Inc., 5.260% due 6/1/07; Proceeds at maturity — $2,170,317; (Fully collateralized by various U.S. government agency obligations, 5.000% to 6.000 due 3/1/17 to 4/1/37; Market value — $2,213,403) (Cost — $2,170,000)	2,170,000

	TOTAL INVESTMENTS — 98.0% (Cost — $876,049,472#)	1,081,412,218
	Other Assets in Excess of Liabilities — 2.0%	22,501,031

	TOTAL NET ASSETS — 100.0%	$1,103,913,249

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR	— American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         7

Statement of Assets and Liabilities (May 31, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $876,049,472)	$1,081,412,218
Receivable for securities sold	29,919,344
Dividends and interest receivable	1,256,012
Receivable for Fund shares sold	445,394
Prepaid expenses	45,871

Total Assets	1,113,078,839

LIABILITIES:
Payable for securities purchased	5,579,337
Payable for Fund shares repurchased	1,739,788
Investment management fee payable	693,557
Distribution fees payable	597,168
Trustees’ fees payable	29,646
Deferred compensation payable	2,495
Due to custodian	16
Accrued expenses	523,583

Total Liabilities	9,165,590

Total Net Assets	$1,103,913,249

NET ASSETS:
Par value (Note 6)	$481
Paid-in capital in excess of par value	796,763,443
Accumulated net investment loss	(2,350,790)
Accumulated net realized gain on investments	104,137,369
Net unrealized appreciation on investments	205,362,746

Total Net Assets	$1,103,913,249

Shares Outstanding:
Class 1	326,694

Class A	21,205,011

Class B	12,602,550

Class C	13,888,301

Class I	76,424

Net Asset Value:
Class 1 (and redemption price)	$24.27

Class A (and redemption price)	$24.03

Class B *	$22.05

Class C *	$22.08

Class I (and redemption price)	$24.97

Maximum Public Offering Price Per Share:
Class 1 (based on maximum initial sales charge of 8.50%)	$26.52

Class A (based on maximum initial sales charge of 5.75%)	$25.50

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

8         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Statement of Operations (For the six months ended May 31, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$5,744,751
Interest	631,071
Less: Foreign taxes withheld	(2,687)

Total Investment Income	6,373,135

EXPENSES:
Investment management fee (Note 2)	3,909,052
Distribution fees (Notes 2 and 4)	3,436,031
Transfer agent fees (Note 4)	1,078,141
Shareholder reports (Note 4)	77,583
Trustees’ fees (Note 10)	66,166
Restructuring fees (Note 10)	54,461
Registration fees	47,508
Legal fees	19,860
Audit and tax	16,062
Insurance	12,431
Custody fees	2,106
Miscellaneous expenses	4,524

Total Expenses	8,723,925
Less: Fee waivers and/or expense reimbursements (Notes 2 and 10)	(41,936)

Net Expenses	8,681,989

Net Investment Loss	(2,308,854)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	104,154,341
Change in Net Unrealized Appreciation/Depreciation From Investments	40,752,218

Net Gain on Investments	144,906,559

Increase in Net Assets From Operations	$142,597,705

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         9

Statements of Changes in Net Assets

For the six months ended May 31, 2007 (unaudited) and the year ended November 30, 2006

	2007	2006
OPERATIONS:
Net investment loss	$(2,308,854)	$(3,682,992)
Net realized gain	104,154,341	163,307,762
Change in net unrealized appreciation/depreciation	40,752,218	(26,252,770)

Increase in Net Assets From Operations	142,597,705	133,372,000

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net realized gains	(139,727,960)	—

Decrease in Net Assets From Distributions to Shareholders	(139,727,960)	—

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	91,783,609	131,530,611
Reinvestment of distributions	134,237,520	—
Cost of shares repurchased	(161,681,070)	(287,951,424)

Increase (Decrease) in Net Assets From Fund Share Transactions	64,340,059	(156,420,813)

Increase (Decrease) in Net Assets	67,209,804	(23,048,813)
NET ASSETS:
Beginning of period	1,036,703,445	1,059,752,258

End of period*	$1,103,913,249	$1,036,703,445

* Includes accumulated net investment loss of:	$(2,350,790)	$(41,936)

See Notes to Financial Statements.

10         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class 1 Shares(1)	2007(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$24.21		$21.13	$21.73	$19.91	$16.60	$18.70

Income (Loss) From Operations:
Net investment income (loss)	0.02		0.07	0.04	(0.05)	(0.08)	(0.09)
Net realized and unrealized gain (loss)	3.16		3.01	2.28	1.87	3.39	(2.01)

Total Income (Loss) From Operations	3.18		3.08	2.32	1.82	3.31	(2.10)

Less Distributions From:
Net realized gains	(3.12)		—	(2.92)	—	—	—

Total Distributions	(3.12)		—	(2.92)	—	—	—

Net Asset Value, End of Period	$24.27		$24.21	$21.13	$21.73	$19.91	$16.60

Total Return(3)	14.82%		14.58%	11.37%	9.14%	19.94%	(11.23)%

Net Assets, End of Period (000s)	$7,929		$7,215	$6,434	$6,002	$5,309	$4,461

Ratios to Average Net Assets:
Gross expenses	1.02	%(4)(5)	1.04%	1.10%	1.08%	1.27%	1.25%
Net expenses	1.01	(4)(5)(6)	1.03 (6)	1.10	1.06 (6)	1.27	1.25
Net investment income (loss)	0.21	(4)	0.31	0.18	(0.26)	(0.44)	(0.49)

Portfolio Turnover Rate	28%		69%	93%	79%	104%	87%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended May 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.00% (Note 10).

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         11

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares(1)	2007(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$24.02		$21.02	$21.65	$19.86	$16.55	$18.63

Income (Loss) From Operations:
Net investment income (loss)	(0.00	)(3)	0.02	0.01	(0.07)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	3.13		2.98	2.28	1.86	3.38	(2.00)

Total Income (Loss) From Operations	3.13		3.00	2.29	1.79	3.31	(2.08)

Less Distributions From:
Net realized gains	(3.12)		—	(2.92)	—	—	—

Total Distributions	(3.12)		—	(2.92)	—	—	—

Net Asset Value, End of Period	$24.03		$24.02	$21.02	$21.65	$19.86	$16.55

Total Return(4)	14.72%		14.27%	11.27%	9.01%	20.00%	(11.16)%

Net Assets, End of Period (000s)	$509,556		$434,911	$389,863	$382,966	$355,954	$274,613

Ratios to Average Net Assets:
Gross expenses	1.24	%(5)(6)	1.25%	1.22%	1.19%	1.22%	1.19%
Net expenses	1.23	(5)(6)(7)	1.25 (7)	1.22	1.16 (7)	1.22	1.19
Net investment income (loss)	(0.01	)(5)	0.09	0.06	(0.37)	(0.39)	(0.43)

Portfolio Turnover Rate	28%		69%	93%	79%	104%	87%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended May 31, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.22% (Note 10).

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class B Shares(1)	2007(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.38		$19.73	$20.65	$19.08	$16.02	$18.16

Income (Loss) From Operations:
Net investment loss	(0.09)		(0.14)	(0.15)	(0.22)	(0.18)	(0.20)
Net realized and unrealized gain (loss)	2.88		2.79	2.15	1.79	3.24	(1.94)

Total Income (Loss) From Operations	2.79		2.65	2.00	1.57	3.06	(2.14)

Less Distributions From:
Net realized gains	(3.12)		—	(2.92)	—	—	—

Total Distributions	(3.12)		—	(2.92)	—	—	—

Net Asset Value, End of Period	$22.05		$22.38	$19.73	$20.65	$19.08	$16.02

Total Return(3)	14.21%		13.43%	10.38%	8.23%	19.10%	(11.78)%

Net Assets, End of Period (000s)	$277,912		$302,522	$359,471	$410,756	$441,492	$391,990

Ratios to Average Net Assets:
Gross expenses	2.08	%(4)(5)	2.03%	1.98%	1.94%	1.94%	1.91%
Net expenses	2.07	(4)(5)(6)	2.03 (6)	1.98	1.91 (6)	1.94	1.91
Net investment loss	(0.85	)(4)	(0.69)	(0.71)	(1.12)	(1.11)	(1.15)

Portfolio Turnover Rate	28%		69%	93%	79%	104%	87%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended May 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 2.06% (Note 10).

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class C Shares(1)	2007(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$22.39		$19.73	$20.65	$19.08	$16.02	$18.16

Income (Loss) From Operations:
Net investment loss	(0.08)		(0.13)	(0.15)	(0.22)	(0.18)	(0.20)
Net realized and unrealized gain (loss)	2.89		2.79	2.15	1.79	3.24	(1.94)

Total Income (Loss) From Operations	2.81		2.66	2.00	1.57	3.06	(2.14)

Less Distributions From:
Net realized gains	(3.12)		—	(2.92)	—	—	—

Total Distributions	(3.12)		—	(2.92)	—	—	—

Net Asset Value, End of Period	$22.08		$22.39	$19.73	$20.65	$19.08	$16.02

Total Return(3)	14.31%		13.48%	10.38%	8.23%	19.10%	(11.78)%

Net Assets, End of Period (000s)	$306,607		$290,235	$302,409	$343,906	$355,703	$298,914

Ratios to Average Net Assets:
Gross expenses	2.00	%(4)(5)	1.98%	2.00%	1.95%	1.93%	1.94%
Net expenses	1.99	(4)(5)(6)	1.96 (6)	2.00	1.92 (6)	1.93	1.94
Net investment loss	(0.76	)(4)	(0.62)	(0.73)	(1.13)	(1.10)	(1.18)

Portfolio Turnover Rate	28%		69%	93%	79%	104%	87%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended May 31, 2007 (unaudited).

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 1.98% (Note 10).

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class I Shares(1)	2007(2)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$24.80		$21.60	$22.16	$20.23	$16.79	$18.82

Income (Loss) From Operations:
Net investment income (loss)	0.05		0.13	0.01	0.01	0.01	(0.00	)(3)
Net realized and unrealized gain (loss)	3.24		3.07	2.35	1.92	3.43	(2.03)

Total Income (Loss) From Operations	3.29		3.20	2.36	1.93	3.44	(2.03)

Less Distributions From:
Net realized gains	(3.12)		—	(2.92)	—	—	—

Total Distributions	(3.12)		—	(2.92)	—	—	—

Net Asset Value, End of Period	$24.97		$24.80	$21.60	$22.16	$20.23	$16.79

Total Return(4)	14.93%		14.81%	11.34%	9.54%	20.49%	(10.79)%

Net Assets, End of Period (000s)	$1,909		$1,820	$1,575	$87,946	$86,517	$76,561

Ratios to Average Net Assets:
Gross expenses	0.79	%(5)(6)	0.80%	0.75%	0.77%	0.76%	0.77%
Net expenses	0.79	(5)(6)(7)	0.80 (7)	0.75	0.74 (7)	0.76	0.77
Net investment income (loss)	0.44	(5)	0.55	0.03	0.05	0.07	(0.02)

Portfolio Turnover Rate	28%		69%	93%	79%	104%	87%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended May 31, 2007 (unaudited).

(3)	Amount represents less than $0.01 per share.

(4)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would both have been 0.78% (Note 10).

(7)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         15

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Mid Cap Core Fund (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 16, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Investment Trust, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing

16         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(g) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.

During the six months ended May 31, 2007, the Fund was reimbursed for expenses amounting to $41,936.

Citigroup Global Markets Inc. (“CGM”), PFS Investments Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly-owned broker-dealer subsidiary of Legg Mason.

There is a maximum initial sales charge of 8.50% and 5.75% for Class 1 shares and Class A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2007, LMIS and its affiliates received sales charges of approximately $10,000 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

	Class A		Class B	Class C
CDSCs	$0	*	$58,000	$3,000

*	Amount represents less than $1,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred fees earn a return based on notional investments selected by the Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the Statement of Operations under Trustees’ fees. Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated, effective January 1, 2007. As of May 31, 2007, the Fund had accrued $2,495 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

18         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

3.	Investments

During the six months ended May 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$291,694,634

Sales	364,047,577

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$217,636,546
Gross unrealized depreciation	(12,273,800)

Net unrealized appreciation	$205,362,746

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each respective class. Distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1	—	$8,112	$235
Class A	$576,681	418,930	29,666
Class B	1,407,431	373,390	31,338
Class C	1,451,919	277,695	16,342
Class I	—	14	2

Total	$3,436,031	$1,078,141	$77,583

5.	Distributions to Shareholders by Class

	Six Months Ended May 31, 2007	Year Ended November 30, 2006
Net Realized Gains:
Class 1	$925,073	—
Class A	56,909,048	—
Class B	41,395,635	—
Class C	40,269,549	—
Class I	228,655	—

Total	$139,727,960	—

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

6.	Shares of Beneficial Interest

At May 31, 2007, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2007		Year Ended November 30, 2006
	Shares	Amount	Shares	Amount
Class 1
Shares sold	8,363	$183,961	46,532	$1,032,391
Shares issued on reinvestment	43,167	925,074	—	—
Shares repurchased	(22,870)	(518,942)	(52,962)	(1,178,060)

Net Increase (Decrease)	28,660	$590,093	(6,430)	$(145,669)

Class A
Shares sold	2,810,819	$62,130,351	3,528,001	$78,593,664
Shares issued on reinvestment	2,592,270	55,059,809	—	—
Shares repurchased	(2,302,047)	(50,850,369)	(3,975,527)	(88,235,506)

Net Increase (Decrease)	3,101,042	$66,339,791	(447,526)	$(9,641,842)

Class B
Shares sold	379,610	$7,733,522	717,546	$14,922,123
Shares issued on reinvestment	2,030,859	39,743,922	—	—
Shares repurchased	(3,325,491)	(67,567,303)	(5,416,273)	(112,527,918)

Net Decrease	(915,022)	$(20,089,859)	(4,698,727)	$(97,605,795)

Class C
Shares sold	1,060,934	$21,607,700	1,763,074	$36,627,457
Shares issued on reinvestment	1,966,650	38,507,006	—	—
Shares repurchased	(2,099,751)	(42,678,699)	(4,129,732)	(85,678,309)

Net Increase (Decrease)	927,833	$17,436,007	(2,366,658)	$(49,050,852)

Class I†
Shares sold	5,821	$128,075	15,062	$354,976
Shares issued on reinvestment	78	1,709	—	—
Shares repurchased	(2,853)	(65,757)	(14,592)	(331,631)

Net Increase	3,046	$64,027	470	$23,345

†	As of November 20, 2006, Class Y shares were renamed as Class I shares.

7.	Regulatory Matters

On May 31, 2005, the Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM’), the then investment adviser or manager to the Fund, and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the fund (the “Affected Funds”).

20         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

8.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision

22         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

9.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM. Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

10.	Special Shareholder Meeting and Reorganization

Shareholders approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs that are borne by the Fund will be recognized in the period during which the expense is incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

11.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund will be December 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

* * *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157 Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

12.	Subsequent Event

On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.

24         Legg Mason Partners Mid Cap Core Fund 2007 Semi-Annual Report

Legg Mason Partners Mid Cap Core Fund

TRUSTEES

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Robert M. Frayn, Jr.

R. Jay Gerken, CFA
    Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISER

ClearBridge Advisors, LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Mid Cap Core Fund, but it also may be used as sales literature.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2007 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD01675 7/07	SR07-363

Legg Mason Partners Mid Cap Core Fund

The Fund is a separate investment fund of the Legg Mason Partners Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS MID CAP CORE FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. , and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULES OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESMTENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year

(the registrant’s second fiscal half-year in the case of an Semi-Annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not Applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Equity Trust

Date:	August 3, 2007

By:	/s/ Kaprel Ozsolak
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Equity Trust

Date:	August 3, 2007